Employee Benefit Liabilities (Details) - Schedule of Defined Benefit Plans - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Defined Benefit Plans [Abstract]
Defined benefit obligation	$ 85,743	$ 91,973
Fair value of plan assets	(75,316)	(82,857)
Net defined benefit liability	$ 10,427	$ 9,116